Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2025	Mar. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Other income			$ 200	$ 3,556	$ 3,556
Company’s operations			The financial results of the Company’s operations are managed and reported to the Chief Executive Officer, who is considered the Company’s CODM, on a consolidated basis
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]			Chief Executive Officer [Member]
Redemption price per share (in Dollars per share)					$ 2
Deferred offering cost						878
Recognized income tax percentage					50.00%
Unrecognized tax benefits
Additional shares (in Shares)	5,000
Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life					20 years
Mabwell (Shanghai) Bioscience Co Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Receivables							$ 3,500
Other income		$ 3,500			$ 3,500
Contingent Earnout Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Additional shares (in Shares)					483,333
AbMed [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest			82.00%		82.00%
Preferred Share [Member]
Summary of Significant Accounting Policies [Line Items]
Redemption price per share (in Dollars per share)			$ 2